Deposit for an Acquisition	12 Months Ended
Dec. 31, 2025
Deposit for an Acquisition [Abstract]
Deposit for an acquisition

Note 6 - Deposit for an acquisition

Deposit for an acquisition consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	SGD	SGD	SGD	USD
Deposit for an acquisition [i]	3,370,757	3,920,925	-	-
Less: Long term portion	-	-	-	-
Deposit for an acquisition – current portion	3,370,757	3,920,925	-	-

[i]	As at December 31, 2023, the Group had a deposit for an acquisition include the amounts of S$618,286 which is the outstanding balance of a loan facility that the Group, on May 26, 2023, offered to Ohmyhome Property Inc. to support working capital for budding real estate agency Ohmyhome Property Inc., with interest charged at 5% per annum and repayment term of 1 year or 14 days from the date of demand, and S$2,686,340 (US$1,986,288) which is the debt purchased from the debt seller on July 3, 2023 and its interest that is owed by Ohmyhome Property Inc.

As at December 31, 2024, the deposit increased to S$3,920,925 due to additional advances and accrued interest during the year. The deposit is related to the proposed acquisition of Ohmyhome Property Inc.

On January 23, 2025, the Group completed the acquisition of Ohmyhome Property Inc., and this acquisition deposit was transferred to the purchase consideration in the computation of goodwill (see Note 10).